Interest Rate Benchmark Reform	12 Months Ended
Dec. 31, 2021
Interest Rate Benchmark Reform [Abstract]
Interest Rate Benchmark Reform
42. INTEREST RATE BENCHMARK REFORM
In September 2019, the IASB amended IFRS 9 'Financial Instruments', IAS 39 'Financial Instruments: Recognition and Measurement' and IFRS 7 'Financial Instruments: Disclosures' to address issues affecting financial reporting in the period before the reform of an interest rate benchmark, including the replacement of an interest rate benchmark with an alternative benchmark rate (the Phase 1 amendments). These Phase 1 amendments provided temporary exceptions to specific hedge accounting requirements because of the uncertainty arising from the reform. After issuing the Phase 1 amendments, in August 2020, the IASB issued further amendments to various IFRSs to address issues that might affect financial reporting during the reform of an interest rate benchmark, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest rate benchmark with an alternative benchmark rate (the Phase 2 amendments). The Phase 2 amendments do not supersede the Phase 1 amendments.
In March 2021, the FCA confirmed that all LIBOR settings will either cease to be provided by any administrator or no longer be representative:
–immediately after 31 December 2021, in the case of all sterling, euro, Swiss franc and Japanese yen settings, and the 1-week and 2-month US dollar settings; and
–immediately after 30 June 2023, in the case of the remaining US dollar settings (i.e. overnight, 1-month, 3-month, 6-month and 12-month).
Under the UK Benchmarks Regulation (BMR), the FCA may designate LIBOR, or individual tenor/currency LIBOR rates, as Article 23A benchmarks if the benchmark has become, or is at risk of becoming, unrepresentative. In September 2021, the FCA designated 1-month, 3-month, and 6-month GBP and JPY LIBOR as Article 23A benchmarks, with effect from 00:01 on 1 January 2022. This enabled the FCA to reduce disruption to holders of legacy contracts through requiring the continued provision of LIBOR rates using a modified methodology. This modified methodology is commonly referred to as a 'synthetic' LIBOR. The synthetic rates will be calculated using the methodology proposed by the FCA in June 2021, being the sum of the forward-looking term rate for the relevant currency/tenor combination and the applicable ISDA spread adjustment. Furthermore, pursuant to the Critical Benchmarks (References and Administrators’ Liability) Act 2021, references to GBP and JPY LIBOR in contracts governed by a law of the United Kingdom are deemed to be references to the applicable synthetic LIBOR rate, subject to the operation of fallback provisions that are intended to transition the contract to an alternative reference rate on a particular date or, for example, on the applicable LIBOR rate becoming unrepresentative. The FCA has permitted legacy use of the 6 synthetic LIBOR settings in all contracts except cleared derivatives and does not propose to apply any limitations or conditionality to the above permissions, at least before the end of 2022. Consequently, the Phase 1 amendments continue to apply to Santander UK's GBP LIBOR cash flow hedges for these legacy contracts and for USD LIBOR cash flow hedges (but not any using 1-week or 2-month USD LIBOR settings).

Phase 1 amendments
The amendments provide temporary exceptions from applying specific hedge accounting requirements to hedging relationships that are directly affected by the IBOR reform. The exceptions have the effect that IBOR reform should not generally cause hedge accounting to terminate, however any hedge ineffectiveness continues to be recognised in the income statement. The exceptions end at the earlier of:
– when the uncertainty regarding the timing and the amount of interest rate benchmark-based cash flows is no longer present, and
– discontinuance of the hedge relationship (or reclassification of all amounts from the cash flow hedge reserve).

The amendments apply to all hedging relationships directly affected by uncertainties related to IBOR reform and had no impact on hedge relationships for affected hedges. The main assumptions or judgements made by Santander UK in applying the amendments are outlined below.
–For cash flow hedges where the hedged items are tough legacy contracts (as explained above), Santander UK management has assumed that the interest rate benchmark on which hedged cash flows are based is not altered as a result of IBOR reform when assessing whether the future cash flows are highly probable. For discontinued hedging relationships, the same assumption has been applied for determining whether the hedged future cash flows are expected to occur.
–In making its prospective hedge effectiveness assessments, Santander UK assumes that the interest rate benchmark on which the hedged item and the hedging instrument are based is not altered as a result of IBOR reform.
–Santander UK will not discontinue hedge accounting during the period of IBOR-related uncertainty solely because the retrospective effectiveness falls outside the required 80-125% range.
–For hedges of a non-contractually specified benchmark portion of an interest rate, Santander UK only considers at inception of such a hedging relationship whether the separately identifiable requirement is met.

Phase 2 amendments
These amendments apply only to changes required by IBOR reform to financial instruments and hedging relationships. Changes are directly required by IBOR reform if, and only if, the change is necessary as a direct consequent of interest rate benchmark reform, and the new basis for determining the contractual cash flow is economically equivalent to the previous basis. The exceptions given by the amendments mean that IBOR reform did not result in the discontinuation of hedge accounting and any hedge ineffectiveness continued to be recognised in profit or loss for affected hedges at and for the year ended 31 December 2021. The amendments address the accounting issues for financial instruments when IBOR reform is implemented as described below.
Practical expedient for changes to contractual cash flows
For instruments to which the amortised cost measurement applies, the amendments require entities, as a practical expedient, to account for a change in the basis for determining the contractual cash flows by updating the effective interest rate using the guidance in IFRS 9 resulting in no immediate gain or loss being recognised, provided that, the change is directly required by IBOR reform and takes place on an economically equivalent basis. Whereas the majority of instruments referencing LIBOR or other IBORs transitioned to alternative benchmark interest rates during 2021, legacy contracts and USD LIBOR cash flow hedges remain. Santander UK has no lease contracts which are indexed to LIBOR or other IBORs. The practical expedient was applied to all instruments or contracts that transitioned to alternative benchmark interest rates during 2021 and had no material impact for the Santander UK group.
Relief from specific hedge accounting requirements
The table below sets out the hedge accounting amendments, and their impact for Santander UK, which provide additional temporary reliefs from applying specific IAS 39 hedge accounting requirements to hedging relationships directly affected by IBOR reform. For GBP LIBOR cash flow hedges of legacy contracts and for USD LIBOR cash flow hedges, the transition to alternative benchmark interest rates will take place during 2022 and, for USD LIBOR cash flow hedges, no later than June 2023.

Hedge accounting amendment	Impact for the Santander UK group
Allow amendment of the designation of a hedging relationship to reflect changes that are required by the reform. The hedge designation must be amended by the end of the reporting period in which the changes are made.
This amendment means any change to hedge documentation will not result in discontinuation of hedge accounting nor the designation of a new hedge relationship. It expects the majority of its hedge relationships will transition to alternative benchmark rates during 2021 and Santander UK group used this relief for those hedges that transitioned.
When a hedged item in a cash flow hedge is amended to reflect the changes that are required by the reform, the amount accumulated in the cash flow hedge reserve will be deemed to be based on the alternative benchmark rate on which the hedged future cash flows are determined.
This amendment would result in the release of the cash flow hedge reserve to profit or loss in the same period or periods in which the hedged cash flows that are now based on the alternative benchmark interest rate affect profit or loss. During the year, most of the Santander UK group’s GBP LIBOR cash flow hedges transitioned to alternative benchmark interest rates.
An entity may, on an individual hedge basis, reset to zero the cumulative fair value changes of the hedged item and hedging instrument when ceasing to apply the retrospective effectiveness assessment relief provided by the Phase 1 amendments.	The Santander UK group assessed on a hedge-by-hedge basis as the hedging instruments transitioned away from LIBORs or other IBORs during 2021. Resetting the cumulative fair value changes to zero had no effect on the amounts recorded in profit or loss. All hedge ineffectiveness including any outside the 80-125% range arising from IBOR reform has been recognised in profit or loss.
When amending the hedge relationships for groups of items, hedged items are allocated to sub-groups based on the alternative benchmark interest rate being hedged, and the benchmark rate for each sub-group is designated as the hedged risk.	All hedge relationships have transitioned to alternative benchmark interest rates and hedge documentation was amended accordingly.
An alternative benchmark interest rate designated as a non-contractually specified risk component, that is not separately identifiable at the date when it is designated, is deemed to have met the requirements at that date if the entity reasonably expects that it will meet the requirements within a period of 24 months from the date of first designation. The 24-month period will apply to each alternative benchmark interest rate separately. The risk component will, however, be required to be reliably measurable.	The amendment eases transition to alternative benchmark interest rates by allowing hedging relationships to be designated and to continue even before the new benchmark interest rates are fully established as market benchmarks. For the Santander UK group, the majority of hedge relationships, where an alternative benchmark interest rate is to be designated as a non-contractually specified risk component, were GBP fair value hedge relationships and most transitioned to SONIA during the year, and this rate was considered separately identifiable.

For other changes that are not as a direct consequence of IBOR reform, Santander UK separately assesses those changes to determine if they result in derecognition or discontinuation of hedge accounting by applying the relevant accounting policies as set out in Note 1.
Managing LIBOR transition
Following the decision by global regulators to phase out IBORs and replace them with alternative reference rates, Santander UK set up a project to oversee the design of alternative reference rate products and the transition for any legacy contracts referencing affected IBOR rates. The CFO sponsored the project and it was driven by senior staff from across the business, including our client-facing business areas, Legal, Compliance, Risk, Operations and Technology, and Finance. It had a formal governance structure, including a Senior Management Forum that met monthly, and thematic and product working groups. ALCO, ERCC and the Board Risk Committee received regular reports.
IBOR reform exposed banks to various risks, which were monitored and managed closely. These included:
–Conduct risk arising from discussions with clients and market counterparties due to the changes to existing contracts needed to effect IBOR transition
–Risk of financial losses to our clients and us if markets were disrupted due to IBOR transition
–Pricing risk from potential lack of market data if liquidity in IBORs reduced before some RFRs became liquid
–Operational risk arising from changes to IT systems and processes, and the risk of payments being disrupted if IBORs ceased to be available
–Accounting risk if hedging relationships failed, and from unrepresentative income statement volatility as financial instruments transition to RFRs.
While these risks were increased somewhat by diverging approaches to IBOR transition in different geographies, Santander UK’s main exposures were to GBP LIBOR corporate loans and derivatives, and the IBOR reform developments in different countries were closely monitored.
Santander UK also recognised that IBOR transition presented potential challenges for customers. We communicated with customers and launched a website to provide more information and help outline options available. Santander UK also continued to participate actively in industry forums and consultations in 2021. New reference rate products were deployed to support the transition from IBORs and, in 2021, the majority of affected legacy contracts were transitioned from the LIBOR rates ceasing at the end of the year. Santander UK continues to work with its customers to agree the transition of the relatively small number of agreements that remained un-transitioned at the end of 2021.
The following tables show the notional amounts of assets, liabilities and off-balance sheet commitments at 31 December 2021 and 31 December 2020 affected by IBOR reform that have yet to transition to an alternative benchmark interest rate.

				Group
				2021
	GBP(3) LIBOR	USD(3) LIBOR	Other(3)	Total
	£m	£m	£m	£m
Assets
Derivatives(1)(2)	—	1,480	—	1,480
Other financial assets at fair value through profit and loss	8	—	—	8
Financial assets at amortised cost	1,373	81	1	1,455
	1,381	1,561	1	2,943
Liabilities
Derivatives(1)(2)	338	1,831	—	2,169
Other financial liabilities at fair value through profit and loss	—	5	—	5
Financial liabilities at amortised cost(4)	34	185	—	219
	372	2,021	—	2,393
Off-balance sheet commitments given	338	59	—	397

				2020
Assets
Derivatives(1)(2)	33,486	4,514	2,149	40,149
Other financial assets at fair value through profit and loss	968	22	—	990
Financial assets at amortised cost	15,062	1,191	90	16,343
Financial assets at fair value through comprehensive income	428	—	—	428
	49,944	5,727	2,239	57,910
Liabilities
Derivatives(1)(2)	35,217	5,205	88	40,510
Other financial liabilities at fair value through profit and loss	1,129	69	—	1,198
Financial liabilities at amortised cost	2,354	1,319	—	3,673
	38,700	6,593	88	45,381
Off-balance sheet commitments given	11,400	2,126	573	14,099
(1) Many of the Santander UK group’s derivatives subject to IBOR reform are governed by ISDA definitions. In October 2020 ISDA issued an IBOR fallbacks supplement setting out how the amendments to new alternative benchmark rates will be accomplished, the effect of which is to create fallback provisions in derivatives that describe what floating rates will apply on the permanent discontinuation of certain key IBORs or upon ISDA declaring a non-representative determination of an IBOR. The Santander UK group has adhered to the protocol to implement the fallbacks to derivative contracts that were entered into before the effective date of the supplement (25 January 2021). If derivative counterparties also adhere to the protocol, new fallbacks will automatically be implemented in existing derivative contracts when the supplement becomes effective. Following the announcement by the FCA on 5 March 2021 that certain LIBOR settings will permanently cease immediately after 31 December 2021 (and for overnight, 1-month, 3-month, 6-month and 12-month US dollar LIBOR after 30 June 2023), the ISDA fallback spread adjustment is fixed as of the date of the FCA announcement. GBP & JPY LIBOR for certain legacy contracts has been extended until at least the end of 2022 but not for cleared derivative contracts.
(2) Derivatives shown in the table above exclude contracts that automatically transitioned under ISDA fall back protocols at 00:01 on 1 January 2022.
(3) Cessation dates are: GBP, JPY, NOK LIBOR & 1-week and 2-month USD LIBOR 31/12/2021 remaining USD LIBOR settings 30/06/23, EONIA 03/01/2022; GBP & JPY LIBOR for certain legacy contracts has been extended until at least 31/12/2022.
(4) Financial liabilities at amortised cost is comprised of securitisation issuance which was called in January 2022.
The following tables show the notional amount of derivatives in hedging relationships directly affected by uncertainties related to IBOR reform.

	Group				Group
	2021				2020
	GBP LIBOR	USD LIBOR	Other	Total	GBP LIBOR	USD LIBOR	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Total notional value of hedging instruments:
–Cash flow hedges	—	2,586	—	2,586	15,198	5,119	—	20,317
–Fair value hedges	—	160	—	160	32,223	1,077	778	34,078
	—	2,746	—	2,746	47,421	6,196	778	54,395
Maturing after cessation date(1)
–Cash flow hedges	—	2,586	—	2,586	10,553	2,562	—	13,115
–Fair value hedges	—	160	—	160	12,477	162	720	13,359
	—	2,746	—	2,746	23,030	2,724	720	26,474
(1) Cessation dates are: GBP, JPY, NOK LIBOR & 1-week and 2-month USD LIBOR 31/12/2021, for remaining USD LIBOR settings 30/06/23, EONIA 03/01/2022; GBP & JPY LIBOR for certain legacy contracts has been extended until at least 31/12/2022.

The Santander UK group’s USD LIBOR cash flow hedges extend beyond the anticipated cessation dates for LIBOR. The Santander UK group expects that USD LIBOR will be replaced by SOFR but there remains uncertainty over the timing and amount of the replacement rate cash flows for USD LIBOR cash flow hedges. Hedging relationships impacted by uncertainty about IBOR reform may experience ineffectiveness due to market participants’ expectations of when the shift from the existing IBOR benchmark rate to an alternative benchmark interest rate will occur or because transition of the hedged item and the hedging instrument could occur at different times.
The Santander UK group will cease to apply the assumptions that the hedged benchmark interest rate, the cash flows of the hedged item and/or hedging instrument will not be altered because of IBOR reform when the uncertainty arising from IBOR reform is no longer present. This will require amendment to hedge documentation by the end of the reporting period in which the changes occur. Cumulative changes in the hedged cash flows and the hedging instrument based on new alternative benchmark rates will also be remeasured when IBOR reform uncertainty is removed.